Financial instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within the Condensed Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at fair value through other comprehensive income ("FVOCI"), fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2024 and December 31, 2023.

	June 30, 2024
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	243	—	243
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	168	168
Long-term receivables from customers	—	—	—	118	118
Deferred compensation assets(2)	172	—	—	—	172
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, VAT receivables, advances and security deposits	—	—	—	43	43
Non-current financial assets	172	—	244	364	780
Current financial assets
Money market funds	237	—	—	—	237
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	—	2
Current portion of long-term receivables from customers(3)	—	—	—	115	115
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	61	61
Other receivables, security deposits and current assets(3)	—	—	—	98	98
Derivative financial instruments(3)	—	11	—	—	11
Current financial assets	237	11	2	301	551
Financial assets at fair value and amortized cost or cost	409	11	246	665	1,331
Financial liabilities
Contingent consideration liabilities	—	—	(94)	—	(94)
Non-current financial debt	—	—	—	(4,550)	(4,550)
Current financial debt	—	—	—	(136)	(136)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(94)	(4,686)	(4,781)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,232 million and a carrying value of $4,550 million as of June 30, 2024. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(4)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	—	—	147	—	147
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	161	161
Long-term receivables from customers	—	—	—	126	126
Deferred compensation assets(2)	163	—	—	—	163
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, VAT receivables, advances and security deposits	—	—	—	44	44
Non-current financial assets	163	—	148	369	680
Current financial assets
Money market funds	84	—	—	—	84
Current portion of long-term financial investments measured at FVPL(3)	—	—	7	—	7
Current portion of long-term receivables from customers(3)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(3)	—	—	—	27	27
VAT receivables(3)	—	—	—	62	62
Other receivables, security deposits and current assets(3)	—	—	—	101	101
Derivative financial instruments(3)	—	2	—	—	2
Current financial assets	84	2	7	306	399
Financial assets at fair value and amortized cost or cost	247	2	155	675	1,079
Financial liabilities
Contingent consideration liabilities	—	—	(90)	—	(90)
Non-current financial debt	—	—	—	(4,676)	(4,676)
Current financial debt	—	—	—	(53)	(53)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(90)	(4,729)	(4,829)
(1)    Includes $11 million of Long-term convertible notes due from an associated company.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
(4)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,347 million and a carrying value of $4,566 million as of December 31, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
The carrying amount is a reasonable approximation of fair value for all other financial assets and liabilities as of June 30, 2024, including Cash & cash equivalents, Trade receivables, Income tax receivables and Trade payables.
There were no transfers of financial instruments between levels in the fair value hierarchy during the six months ended June 30, 2024.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2024	2023	2024	2023
Balance as of January 1	147	88	8	20
Additions	90	53	—	8
Gains recognized in Consolidated Statement of Comprehensive Income	6	2	—	—
Gains/(losses) in Consolidated Income Statement	—	—	2	(4)
Amortization	—	—	(2)	(1)
Settlement	—	—	(5)	—
Balance as of June 30	243	143	3	23
Financial liabilities

	Contingent consideration liabilities
($ millions)	2024	2023
Balance as of January 1	(90)	(98)
Accretion for passage of time	(4)	(4)
Balance as of June 30	(94)	(102)
As of June 30, 2024, the probability of success for various development and commercial milestones ranges from 3% to 55% and the maximum remaining potential payments related to contingent consideration from business combinations is $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from 2029 through 2035 for contingent consideration obligations as of June 30, 2024.
Long-term note receivable and other financial assets measured at amortized cost
As described in Note 17 to the Consolidated Financial Statements in the Form 20-F, on May 22, 2023, Alcon entered into financing arrangements with a long-term supplier, Lifecore Biomedical, Inc. and certain of its affiliates (collectively, “Lifecore”) resulting in financial assets which Alcon concluded were originated credit-impaired. The maximum exposure to credit risk is reflected in the carrying value of the assets, which amounted to $169 million as of June 30, 2024, including a non-current portion of $168 million in "Long-term note receivable and other financial assets measured at amortized cost" in Financial assets and a current portion of $1 million in "Other receivables, security deposits and current assets" in Other current assets. As of June 30, 2024, in accordance with the terms of the Pledge and Security agreement (“security agreement”), the credit risk exposure is fully mitigated by the collateral, with an estimated amount of approximately $320 million. The estimated amount of collateral decreased approximately 15% from December 31, 2023 based on updated forecasts reflecting recent market data and discounted cash flow analysis. There have been no significant changes in the quality of the collateral, the terms of the signed security agreement or the credit monitoring procedures described in Note 17 to the Consolidated Financial Statements in the Form 20-F. In addition, as of June 30, 2024, Alcon assessed there was no lifetime expected credit loss due to the value of the collateral under the security agreement.
Derivatives
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2024 and December 31, 2023.

($ millions)	June 30, 2024	December 31, 2023
Unrealized gains in Other current assets	11	2
Unrealized losses in Current financial debts	(1)	(10)
Net value of unsettled positions for derivatives contracts	10	(8)
There are master agreements with several banking counterparties for derivative financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2024 or December 31, 2023.
Nature and extent of risks arising from financial instruments
Note 17 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. There have been no significant updates to our assessment of the nature and extent of risks arising from financial instruments or corresponding risk management policies during the period.